Sales Of Receivables (Summary of Receivables Sold) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Gross receivables sold/cash proceeds received	$ 15,888	$ 11,989	$ 0
Collections reinvested under revolving agreement	14,888	7,689	0
Net cash proceeds received (remitted)	1,000	4,300	0
Net receivables sold	15,760	11,604	0
Obligations recorded (reversed)	271	530	$ 0
Initial sale of receivables	$ 1,000	$ 4,300